ACQUISITION - Purchase price allocation (Details2) - USD ($) $ in Thousands		3 Months Ended
	Mar. 10, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Less: identified assets
Transaction cost		$ 700
Goodwill	$ 10,700	$ 22,975	$ 12,242	$ 150,771	$ 171,139
Class A common stock
Consideration transferred
Cash paid	51,000
Class A common stock issued	5,500
Total consideration transferred	56,500
Permian Acquisition
Consideration transferred
Cash paid	51,000
Class A common stock issued	5,500
Total consideration transferred	56,500
Less: identified assets
Working capital	6,000
Fixed assets	13,225
Total identified assets	45,767
Goodwill	10,733
Permian Acquisition | Customer relationships
Less: identified assets
intangible assets	21,392
Permian Acquisition | Other
Less: identified assets
intangible assets	$ 5,150